Retirement plans liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Private pension liabilities	Retirement plans liabilities
As of December 31, 2022, active plans are principally accumulation of financial resources through products PGBL and VGBL structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of retirement plans, but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and balance consists of the balance of the participant in the linked Specially Constituted Investment Fund (“FIE”) at the reporting date (Note 7a (i)).
Changes in the period

	2022	2021

As of January 1	31,921,400	13,387,913
Contributions received	3,007,321	3,056,032
Transfer with third party plans	10,580,681	16,854,605
Withdraws	(3,441,303)	(1,468,710)
Other provisions (Constitution/Reversion)	54,828	14,680
Monetary correction and interest income	3,610,888	76,880
As of December 31	45,733,815	31,921,400